Segmented Information - Summary of Results by Business Segment (Detail) - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2019	Jun. 30, 2019	Jul. 31, 2018	Jun. 30, 2018	Jul. 31, 2019	Jun. 30, 2019	Jul. 31, 2018	Jun. 30, 2018	Oct. 31, 2018	Sep. 30, 2018
Disclosure of operating segments [line items]
Net interest income (loss)		$ 6,024		$ 5,655		$ 17,756		$ 16,483
Non-interest income (loss)		4,475		4,244		12,969		12,273
Total revenue		10,499		9,899		30,725		28,756
Provision for (recovery of) credit losses		655		561		2,138		1,810
Insurance claims and related expenses		712		627		2,082		1,760
Total non-interest expenses		5,374		5,131		16,477		14,829
Income before income taxes and equity in net income of an investment in TD Ameritrade		3,758		3,580		10,028		10,357
Provision for (recovery of) income taxes		813		705		2,089		2,491
Net income (loss)	[1]	3,248		3,105		8,830		8,374
Total assets		1,405,442		1,292,504		1,405,442		1,292,504		$ 1,334,903
TD Ameritrade [member]
Disclosure of operating segments [line items]
Total revenue			$ 1,994		$ 1,785		$ 5,925		$ 5,173
Provision for (recovery of) income taxes			251		196		706		332
Equity in net income of an investment in TD Ameritrade		303		230		891		508
Net income (loss)			742		$ 584		2,203		$ 1,304
Total assets			$ 54,269				$ 54,269				$ 49,393
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		3,122		2,948		9,176		8,554
Non-interest income (loss)		3,024		2,851		8,917		8,307
Total revenue		6,146		5,799		18,093		16,861
Provision for (recovery of) credit losses		316		246		906		735
Insurance claims and related expenses		712		627		2,082		1,760
Total non-interest expenses		2,533		2,400		8,098		6,943
Income before income taxes and equity in net income of an investment in TD Ameritrade		2,585		2,526		7,007		7,423
Provision for (recovery of) income taxes		695		674		1,889		1,981
Net income (loss)		1,890		1,852		5,118		5,442
Total assets		447,921		425,264		447,921		425,264
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		2,241		2,114		6,719		6,031
Non-interest income (loss)		745		698		2,123		2,055
Total revenue		2,986		2,812		8,842		8,086
Provision for (recovery of) credit losses		255		222		787		673
Total non-interest expenses		1,604		1,528		4,742		4,463
Income before income taxes and equity in net income of an investment in TD Ameritrade		1,127		1,062		3,313		2,950
Provision for (recovery of) income taxes		134		144		386		341
Net income (loss)		1,287		1,143		3,790		3,074
Total assets		426,548		408,745		426,548		408,745
U.S. Retail [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		294		225		863		465
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		198		276		633		877
Non-interest income (loss)		716		533		1,750		1,709
Total revenue		914		809		2,383		2,586
Provision for (recovery of) credit losses		1		(14)		3		(5)
Total non-interest expenses		594		532		1,793		1,574
Income before income taxes and equity in net income of an investment in TD Ameritrade		319		291		587		1,017
Provision for (recovery of) income taxes		75		68		139		249
Net income (loss)		244		223		448		768
Total assets		466,080		405,591		466,080		405,591
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		463		317		1,228		1,021
Non-interest income (loss)		(10)		162		179		202
Total revenue		453		479		1,407		1,223
Provision for (recovery of) credit losses		83		107		442		407
Total non-interest expenses		643		671		1,844		1,849
Income before income taxes and equity in net income of an investment in TD Ameritrade		(273)		(299)		(879)		(1,033)
Provision for (recovery of) income taxes		(91)		(181)		(325)		(80)
Net income (loss)		(173)		(113)		(526)		(910)
Total assets		64,893		52,904		64,893		52,904
Corporate [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		$ 9		$ 5		$ 28		$ 43

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.